Fair value measurement - Fair values (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Financial liabilities carried at fair value
Fair value measurement
Financial liabilities	₨ 1,218,266	₨ 1,573,802
Financial liabilities, at fair value	1,218,266	1,573,802
Financial liabilities carried at fair value | Warrants
Fair value measurement
Financial liabilities	418,266	383,793
Financial liabilities, at fair value	418,266	383,793
Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities	800,000	1,190,009
Financial liabilities, at fair value	800,000	1,190,009
Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities	4,183,724	6,989,660
Financial liabilities, at fair value	4,183,724	6,989,660
Financial liabilities carried at amortized cost | Trade and other payables
Fair value measurement
Financial liabilities	2,887,144	5,268,046
Financial liabilities, at fair value	2,887,144	5,268,046
Financial liabilities carried at amortized cost | Borrowings
Fair value measurement
Financial liabilities	986,529	1,179,560
Financial liabilities, at fair value	986,529	1,179,560
Financial liabilities carried at amortized cost | Other liabilities
Fair value measurement
Financial liabilities	310,051	542,054
Financial liabilities, at fair value	310,051	542,054
Financial assets carried at amortized cost
Fair value measurement
Financial assets	4,796,789	8,377,732
Financial assets, at fair value	4,796,789	8,377,732
Financial assets carried at amortized cost | Trade and other receivables
Fair value measurement
Financial assets	2,368,395	4,921,270
Financial assets, at fair value	2,368,395	4,921,270
Financial assets carried at amortized cost | Cash and cash equivalents
Fair value measurement
Financial assets	1,365,370	2,161,014
Financial assets, at fair value	1,365,370	2,161,014
Financial assets carried at amortized cost | Term deposits
Fair value measurement
Financial assets	755,324	1,029,533
Financial assets, at fair value	755,324	1,029,533
Financial assets carried at amortized cost | Other financial assets
Fair value measurement
Financial assets	307,700	265,915
Financial assets, at fair value	307,700	265,915
Fair value
Fair value measurement
Financial liabilities, at fair value	2,204,795	2,753,363
Fair value | Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities, at fair value		1,190,009
Level 1
Fair value measurement
Financial liabilities, at fair value	418,264	383,699
Level 2
Fair value measurement
Financial liabilities, at fair value	986,529	1,179,560
Level 3
Fair value measurement
Financial liabilities, at fair value	₨ 800,002	1,190,103
Level 3 | Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities, at fair value		₨ 1,190,009